35. STATEMENT OF INCOME BY NATURE	12 Months Ended
Dec. 31, 2018
Statement Of Income By Nature
STATEMENT OF INCOME BY NATURE

The Company has chosen to disclose its statement of income by function and thus presents below the details by nature:

	12.31.18	Restated 12.31.17	Restated 12.31.16
Costs of sales
Raw materials and consumables (1)	17,790.9	15,024.9	14,458.1
Depreciation	1,381.2	1,305.0	1,162.0
Amortization	78.6	91.2	5.4
Salaries and employees benefits	3,637.7	3,679.9	3,448.9
Others	2,432.3	2,500.2	1,859.6
	25,320.7	22,601.2	20,934.0

Sales expenses
Depreciation	69.5	64.1	63.6
Amortization	65.6	65.5	12.0
Salaries and employees benefits	1,190.2	1,210.7	1,133.9
Indirect and direct logistics expenses (2)	2,260.4	2,034.6	1,965.0
Marketing	508.0	462.1	709.0
Others	419.9	371.7	637.7
	4,513.6	4,208.7	4,521.2

Administrative expenses
Depreciation	21.5	28.1	21.0
Amortization	78.7	38.3	119.6
Salaries and employees benefits	260.6	215.3	191.0
Fees	28.6	30.9	28.4
Others	161.7	149.9	82.6
	551.1	462.5	442.6

Impairment Loss on Trade and Other Receivables
Impairment Loss on Trade and Other Receivables	46.3	67.5	53.5
	46.3	67.5	53.5

Other operating expenses (3)
Depreciation	52.1	40.1	26.2
Others	316.3	676.2	249.2
	368.4	716.3	275.4

(1)	To the year ended December 31, 2018, included expenses in the amount of R$403.3 arising from Trapaça Operation (note 1.2.2), R$195.7 arising from restructuring plan (note 1.4) and R$72.9 arising from strike of trucker drivers (note 1.5). To the year ended December 31, 2017, included expenses in the amount of R$83.4 arising from Carne Fraca Operation.

(2)	To the year ended December 31, 2018, included expenses in the amount of R$12.4 arising from strike of trucker drivers (note 1.5).

(3)	The composition of other operating expenses is disclosed in note 33.